Filed pursuant to Rule 497(e)
File Nos. 333-92415 and 811-09721
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Supplement dated December 31, 2012
to the
Prospectus dated March 1, 2012 (as revised June 12, 2012)
Disclosure Relating to Fixed Income SHares: Series C, Fixed Income SHares: Series M, Fixed
Income SHares: Series R and Fixed Income SHares: Series TE (the “Portfolios”)
Wrap Program Adviser Restructuring
Effective as of January 1, 2013, Allianz Global Investors Managed Accounts LLC (“AGIMA”) will be merged into Allianz Global Investors U.S. LLC, an affiliate of AGIMA (“AGI U.S.”), by means of a statutory merger (the “Wrap Program Adviser Restructuring”). AGIMA and AGI U.S. are each direct, wholly-owned subsidiaries of their managing member, Allianz Global Investors U.S. Holdings LLC. Upon completion of the Wrap Program Adviser Restructuring, AGI U.S. will succeed to the advisory business of AGIMA. This will occur by operation of law.
Effective as of January 1, 2013, the Prospectus of Allianz Global Investors Managed Accounts Trust (the “Trust”) will be revised to reflect the effect of the Wrap Program Adviser Restructuring, as described in further detail below.
Within the Portfolio Summary relating to each Portfolio, the first sentence in the subsection entitled “Purchase and Sale of Portfolio Shares” will be restated in its entirety as follows:
Shares of the Portfolio may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors U.S. LLC (the successor entity to Allianz Global Investors Managed Accounts LLC, which merged into Allianz Global Investors U.S. LLC in January 2013) or PIMCO (each, as applicable, the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client.
Within the How to Buy and Sell Shares section, the first sentence in the subsection entitled “Eligible Investors and Opening an Account” will be restated in its entirety as follows:
Shares of the Portfolios may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors U.S. LLC (the successor entity to Allianz Global Investors Managed Accounts LLC, which merged into Allianz Global Investors U.S. LLC in January 2013) or PIMCO (each, as applicable, the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client.
Name Change of the Trust
Effective January 28, 2013, the Trust will change its name to “AllianzGI Managed Accounts Trust.” All references to the Trust will be changed to “AllianzGI Managed Accounts Trust.”
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-92415 and 811-09721
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Supplement dated December 28, 2012
to the
Statement of Additional Information dated March 1, 2012 (as revised June 12, 2012)
Disclosure Relating to Fixed Income SHares: Series C, Fixed Income SHares: Series M, Fixed
Income SHares: Series R and Fixed Income SHares: Series TE (the “Portfolios”)
Wrap Program Adviser Restructuring
Effective as of January 1, 2013, Allianz Global Investors Managed Accounts LLC (“AGIMA”) will be merged into Allianz Global Investors U.S. LLC, an affiliate of AGIMA (“AGI U.S.”), by means of a statutory merger (the “Wrap Program Adviser Restructuring”). Currently, AGIMA and AGI U.S. are each direct, wholly-owned subsidiaries of their managing member, Allianz Global Investors U.S. Holdings LLC. Upon completion of the Wrap Program Adviser Restructuring, AGI U.S. will succeed to the advisory business of AGIMA. This will occur by operation of law.
Effective as of January 1, 2013, the Statement of Additional Information of Allianz Global Investors Managed Accounts Trust (the “Trust”) will be revised to reflect the effect of the Wrap Program Adviser Restructuring, as described in further detail below.
Within the Other Information section, the first sentence in the subsection entitled “Payments to Sponsors” will be restated in its entirety as follows:
Shares of the Portfolios are only available to “wrap” account clients where Allianz Global Investors U.S. LLC (the successor entity to Allianz Global Investors Managed Accounts LLC, which merged into Allianz Global Investors U.S. LLC in January 2013) or PIMCO (each, as applicable, the “Wrap Program Adviser”), an affiliate of the Distributor, the Adviser and the Sub-Adviser, has entered into an agreement with the wrap account sponsor (the “Sponsor”) or directly with a client.
Name Change of the Trust
Effective January 28, 2013, the Trust will change its name to “AllianzGI Managed Accounts Trust.” All references to the Trust will be changed to “AllianzGI Managed Accounts Trust.”
Please retain this Supplement for future reference.